Effects of new accounting standards	12 Months Ended
Dec. 31, 2022
Effects of new accounting standards
Effects of new accounting standards

3 Effects of new accounting standards

(a)New standards adopted by the Group as of January 1, 2022

The following amendments and interpretations apply for the first time in 2022 and had no impact on the consolidated financial statements of the Group:

●	Amendments to IFRS 3 - Business combinations.
●	Amendments to IAS 16- Property, plant and equipment.
●	Amendments to IAS 37- Provisions, contingent liabilities, and contingent assets.
●	Amendments to IFRS 9 - Financial Instruments
●	Amendments to Illustrative Examples accompanying IFRS 16

(b)New standards not yet effective

Furthermore, certain new and amended standards and interpretations have been published that are not mandatory for December 31, 2022, reporting periods and have not been early adopted by the Group. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective. The Group is currently evaluating the impact of these new or amended standards and interpretations that are issued and become effective for the 2023 annual reporting period.